Note 11 - Non-controlling Interests	12 Months Ended
Nov. 30, 2022
Statement Line Items [Line Items]
Disclosure of non-controlling interests [text block]
11.	Non-Controlling Interests

11.1	Deconsolidation of GRC

Following the GRC IPO on March 11, 2021, the Company deconsolidated GRC and began to account for its interest in GRC as an investment in associate (Note 4). As a result of the deconsolidation, the non-controlling interest ("NCI") in GRC was derecognized.

11.2	GRC Share-based Compensation

GRC's share-based compensation from its equity incentive plan was recognized as share-based compensation expense of the Company on a consolidated basis up to the date of its IPO on March 11, 2021, at which point GRC was deconsolidated.

During the year ended November 30, 2022, the Company recognized share-based compensation expense of $nil for the GRC share options granted up to the date of loss of control ($841 for 2021).

During the year ended November 30, 2022, the Company recognized share-based compensation expense of $nil for GRC restricted shares up to the date of loss of control ($312 for 2021).